DISCONTINUED OPERATIONS (Schedule of Assets and Liabilities Held for Sale) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Jinghan Group [Member] CNY	Dec. 31, 2013 Jinghan Group [Member] CNY
Assets classified as held for sale
Cash and cash equivalents				36,063	78,333
Restricted cash				2,000	3,600
Term deposits				11,023	800
Accounts receivable, net					4,532
Deferred tax assets				6,107	4,541
Prepaid and other current assets				52,243	47,408
Deferred tax assets, non-current				67,327	57,591
Property and equipment, net				58,900	71,933
Intangible assets, net				40,669	44,126
Goodwill				189,470	189,242
Other non-current assets				48,620	51,904
Total assets				512,422	554,010
Liabilities associated with assets classified as held for sale
Short-term borrowings				4,000	6,000
Deferred revenue				455,173	426,627
Accounts payable				49	49
Accruals and other liabilities				49,375	45,010
Income taxes payable				5,101	5,212
Amounts due to related parties					3,400
Deferred tax liabilities				19,720	24,151
Total liabilities	$ 85,972	533,418	510,449	533,418	510,449